Earnings/ (Loss) per Common Share	12 Months Ended
Dec. 31, 2017
Earnings/ (Loss) per Common Share [Abstract]
EARNINGS/ (LOSS) PER COMMON SHARE

NOTE 19: EARNINGS/ (LOSS) PER COMMON SHARE

Earnings/ (loss) per share is calculated by dividing net income attributable to common stockholders by the weighted average number of shares of common stock of Navios Acquisition outstanding during the period.

Net (loss)/ income for the years ended December 31, 2017, 2016 and 2015 was adjusted for the purposes of earnings/ (loss) per share calculation, for the dividends on Series B Preferred Shares, Series D preferred shares, restricted shares and for the undistributed loss/ (income) that is attributable to Series C preferred stock.

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Numerator:
Net (loss)/ income	$(78,899)	$62,878	$89,737
Less:
Dividend declared on preferred shares Series B	—	—	(78)
Dividend declared on preferred shares Series D	—	—	(281)
Dividend declared on restricted shares	(89)	(105)	(245)
Undistributed loss/ (income) attributable to Series C participating preferred shares	3,835	(3,058)	(4,337)
Net (loss)/ income attributable to common stockholders, basic	$(75,153)	$59,715	$84,796
Plus:
Dividend declared on preferred shares Series B	—	—	78
Dividend declared on preferred shares Series D	—	—	281
Dividend declared on restricted shares	—	105	245
Net (loss)/ income attributable to common stockholders, diluted	$(75,153)	$59,820	$85,400
Denominator:
Denominator for basic net (loss)/ income per share — weighted average shares	150,412,031	149,932,713	150,025,086
Series A preferred stock	—	232,787	1,200,000
Series B preferred stock	—	—	156,893
Series D preferred stock	—	—	647,758
Restricted shares	—	570,656	1,270,658
Denominator for diluted net (loss)/ income per share — adjusted weighted average shares	150,412,031	150,736,156	153,300,395
Net (loss)/ income per share, basic	$(0.50)	$0.40	$0.57
Net (loss)/ income per share, diluted	$(0.50)	$0.40	$0.56

Potential common shares of 9,267,640, for the year ended December 31, 2017 (which includes Series C Preferred Stock, stock options and restricted shares), 9,176,000, for the years ended December 31, 2016 (which includes Series C Preferred Stock and stock options) and December 31, 2015 (which includes Series S Preferred Stock and stock options) have an anti-dilutive effect (i.e., those that increase earnings per share or decrease loss per share) and are therefore excluded from the calculation of diluted earnings per share.